Other financial liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current portion
Accrued expenses	¥ 1,986	¥ 487
Lease liabilities	361	376
Loans payable to related party	2,024	751
Other payables to parent company	8	0
Other payables to third parties	81	1,210
Other	57	2
Sub-total	4,517	2,826
Non-current portion
Lease liabilities	549	901
Loans payable to related party	500	0
Loans payables to third parties	154	0
Other non-current liabilities	0	0
Other financial liabilities	1,203	901
Total Other financial liabilities	¥ 5,720	¥ 3,727